Cover	12 Months Ended
Dec. 29, 2024
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	RED ROBIN GOURMET BURGERS, INC.
Entity Central Index Key	0001171759